Cover	Sep. 23, 2020
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2020
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line Two	4991 Lake Brook Drive, Suite 100
Entity Address, Address Line One	4991 Lake Brook Drive, Suite 100
Entity Address, City or Town	Glen Allen,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060-9245
City Area Code	(804)
Local Phone Number	217-5800
Entity Registrant Name	DYNEX CAPITAL, INC.
Entity Central Index Key	0000826675
Entity Incorporation, State or Country Code	VA
Entity File Number	1-9819
Entity Tax Identification Number	52-1549373
Entity Emerging Growth Company	false
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DXPRB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.900% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	DXPRC
Security Exchange Name	NYSE
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	DX
Security Exchange Name	NYSE